Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2020 Portfolio℠
September 30, 2023
VIPIFF2020-NPRT3-1123
1.822895.118
Domestic Equity Funds - 22.1%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	159,533	7,108,771
VIP Equity-Income Portfolio Investor Class (a)	244,968	5,820,441
VIP Growth & Income Portfolio Investor Class (a)	308,845	7,958,939
VIP Growth Portfolio Investor Class (a)	138,644	11,707,081
VIP Mid Cap Portfolio Investor Class (a)	55,103	1,843,750
VIP Value Portfolio Investor Class (a)	228,317	4,123,406
VIP Value Strategies Portfolio Investor Class (a)	134,134	2,054,937
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,358,825)		40,617,325

International Equity Funds - 23.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	1,604,206	15,817,473
VIP Overseas Portfolio Investor Class (a)	1,158,721	26,673,747
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $34,406,277)		42,491,220

Bond Funds - 52.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,835,220	25,375,223
Fidelity International Bond Index Fund (a)	700,992	6,224,805
Fidelity Long-Term Treasury Bond Index Fund (a)	764,978	6,968,952
VIP High Income Portfolio Investor Class (a)	669,729	3,040,568
VIP Investment Grade Bond II Portfolio Investor Class (a)	5,929,111	54,607,111
TOTAL BOND FUNDS (Cost $106,927,750)		96,216,659

Short-Term Funds - 2.4%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.06% (a)(b) (Cost $4,488,319)	4,488,319	4,488,319

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $170,181,171)	183,813,523
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,083
NET ASSETS - 100.0%	183,817,606

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,030,760	3,089,708	3,528,035	22,285	(223,910)	6,700	25,375,223
Fidelity International Bond Index Fund	6,500,482	683,491	1,011,858	76,748	(17,437)	70,127	6,224,805
Fidelity Long-Term Treasury Bond Index Fund	7,749,951	1,993,332	2,131,445	164,453	(471,798)	(171,088)	6,968,952
VIP Contrafund Portfolio Investor Class	7,457,575	456,936	2,135,685	72,473	428,955	900,990	7,108,771
VIP Emerging Markets Portfolio Investor Class	17,431,825	3,662,195	5,589,964	27,161	(107,420)	420,837	15,817,473
VIP Equity-Income Portfolio Investor Class	6,682,487	437,126	1,427,455	-	112,395	15,888	5,820,441
VIP Government Money Market Portfolio Investor Class 5.06%	4,613,382	3,719,433	3,844,496	182,946	-	-	4,488,319
VIP Growth & Income Portfolio Investor Class	8,647,256	653,037	2,038,944	31,437	455,014	242,576	7,958,939
VIP Growth Portfolio Investor Class	11,713,446	1,171,909	3,380,268	80,192	133,265	2,068,729	11,707,081
VIP High Income Portfolio Investor Class	3,148,959	198,858	421,566	2,142	(34,282)	148,599	3,040,568
VIP Investment Grade Bond II Portfolio - Investor Class	52,577,109	9,035,658	6,430,244	22,639	(11,729)	(563,683)	54,607,111
VIP Mid Cap Portfolio Investor Class	2,085,432	122,399	445,523	4,852	28,136	53,306	1,843,750
VIP Overseas Portfolio Investor Class	28,118,781	2,289,466	5,718,936	-	322,360	1,662,076	26,673,747
VIP Value Portfolio Investor Class	4,821,295	206,759	1,307,628	-	327,425	75,555	4,123,406
VIP Value Strategies Portfolio Investor Class	2,388,286	131,597	659,935	5,697	158,046	36,943	2,054,937
	189,967,026	27,851,904	40,071,982	693,025	1,099,020	4,967,555	183,813,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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